NOTES PAYABLE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Notes Payable [Abstract]
Schedule of notes payable
	March 31, 2017	December 31, 2016
Notes Payable	$40,000	$300,000
Less: current portion	(40,000)	(300,000)
Long-term Notes payable	$-	$-

	Year Ended December 31,
	2016	2015
Notes Payable, unsecured, annual interest rate of 15%	$300,000	$-
Less: current portion	(300,000)	-
Long-term note payable	$-	$-